LONG-TERM BORROWINGS DUE TO RELATED PARTY (Details) - Related Party Member [Member]	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Long-term borrowing from a Founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.		¥ 9,663,729	$ 1,459,822	¥ 0
Less: current portion	¥ (108,749)	(719,895)	(108,749)	0
Total long-term borrowings due to related party		¥ 8,943,834	$ 1,351,073	¥ 0